Note 3 - Summary of Significant Accounting Policy - Significant Exchange Rates (Details)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Canadian Dollars spent in Canada and Cuba [member]
Statement Line Items [Line Items]
Closing rate		4.3914	4.0791	3.1019
Average rate		4.2960	3.6414	2.9651
Dominican Pesos spent in the Dominican Republic [member]
Statement Line Items [Line Items]
Closing rate		0.0970	0.0891	0.0761
Average rate		0.0938	0.0885	0.0769
US Dollars spent in Panama and Cuba [member]
Statement Line Items [Line Items]
Closing rate	[1]	5.5805	5.1967	4.0307
Average rate	[1]	5.3687	4.9348	3.9410
Quetzal spent in Guatemala [member]
Statement Line Items [Line Items]
Closing rate		0.7201	0.6700	0.5245
Average rate		0.6954	0.6405	0.5120
Argentinean Peso spent in Argentina [member]
Statement Line Items [Line Items]
Closing rate		0.0543	0.0618	0.0673
Average rate		0.0568	0.0750	0.0835
Bolivian Peso spent in Bolivia [member]
Statement Line Items [Line Items]
Closing rate		0.8018	0.7467	0.5791
Average rate		0.7714	0.7090	0.5666
Guarani spent in Paraguai [member]
Statement Line Items [Line Items]
Closing rate		0.0008	0.0007	0.0006
Average rate		0.0008	0.0007	0.0006
Uruguayan Peso spent in Uruguay [member]
Statement Line Items [Line Items]
Closing rate		0.1249	0.1227	0.1080
Average rate		0.1236	0.1218	0.1118
Chilean Peso spent in Chile [member]
Statement Line Items [Line Items]
Closing rate		0.0066	0.0073	0.0054
Average rate		0.0071	0.0062	0.0056
Barbadian Dollar spent in Barbados [member]
Statement Line Items [Line Items]
Closing rate		2.7510	2.5618	1.9870
Average rate		2.6465	2.4326	1.9427

[1]	The functional currency of Cuba until December 31 was the Cuban Convertible Peso (“CUC”). From January 1,2021 it became the Cuban Peso. Both currencies are a fixed parity with the US Dollar (“USD”) at the balance sheet.